American Beacon Mid-Cap Value Fund | Class A, C, Institutional, Y, Investor and Advisor | Class Y, American Beacon Mid-Cap Value Fund

Mid-Cap Value Fund- Y Class

The information below supplements the Prospectus dated March 1, 2011 by replacing the Y Class column of the Annual Fund Operating Expenses table for the Mid-Cap Value Fund in the “Fees and Expenses” section on page 15 with the following:

Annual Fund Operating Expenses for the Y share class:
Annual Fund Operating Expenses - American Beacon Mid-Cap Value Fund (Class A, C, Institutional, Y, Investor and Advisor)		American Beacon Mid-Cap Value Fund Class A, C, Institutional, Y, Investor and Advisor Class Y, American Beacon Mid-Cap Value Fund
Operating Expenses Column [Text]		Y
Management fees		0.60%
Distribution and/or service (12b-1) fees		none
Other expenses		0.45%
Acquired Fund Fees and Expenses		0.01%
Total annual fund operating expenses		1.06%
Expense Waiver and Reimbursement		none
Expense Recoupment	[1]	0.02%
Total annual fund operating expenses After expense waiver and reimbursement and expense recoupment	[2][3]	1.08%
[1]	Expense Recoupment and Total annual fund operating expenses after expense recoupment have been restated to reflect the current contractual expense arrangement.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Institutional Class, Y Class, Investor Class and Advisor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 29, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.49% for the A Class, 2.24%% for the C Class, 0.98% for the Institutional Class, 1.08% for the Y Class, 1.23% for the Investor Class and 1.49% for the Advisor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 8, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Supplement [Text Block]	abf809593_SupplementTextBlock	American Beacon Funds American Beacon Mid-Cap Value Fund Y Class Supplement Dated March 8, 2011 To the Prospectus dated March 1, 2011
American Beacon Mid-Cap Value Fund | Class A, C, Institutional, Y, Investor and Advisor | Class Y, American Beacon Mid-Cap Value Fund
Fees and Expenses of the Fund	abf809593_FundFeesAndExpensesAbstract
Supplement Performance Table Footnote [Text Block]	abf809593_SupplementPerformanceTableFootnoteTextBlock

Mid-Cap Value Fund- Y Class

The information below supplements the Prospectus dated March 1, 2011 by replacing the Y Class column of the Annual Fund Operating Expenses table for the Mid-Cap Value Fund in the “Fees and Expenses” section on page 15 with the following:

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses for the Y share class:
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Y
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Expense Recoupment	rr_Component1OtherExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses After expense waiver and reimbursement and expense recoupment	rr_NetExpensesOverAssets	1.08%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29

[1]	Expense Recoupment and Total annual fund operating expenses after expense recoupment have been restated to reflect the current contractual expense arrangement.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Institutional Class, Y Class, Investor Class and Advisor Class of the Fund for Distribution Fees and Other Expenses, as applicable, through February 29, 2012 to the extent that Total Annual Fund Operating Expenses exceed 1.49% for the A Class, 2.24%% for the C Class, 0.98% for the Institutional Class, 1.08% for the Y Class, 1.23% for the Investor Class and 1.49% for the Advisor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.